Share-based payments (Details) - Schedule of outstanding warrants and their exercise price - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Granted in 2020 [Member]
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Outstanding warrants beginning		0.81
Outstanding weighted average exercise price beginning (in Euro per share)		€ 1,873,000
Outstanding potential shares from exercise of warrants beginning		0.81
December 2020 [Member]
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Outstanding warrants ending		1.74
Outstanding weighted average exercise price ending (in Euro per share)		€ 5,766,093
Outstanding potential shares from exercise of warrants ending		174
Granted in 2021 [Member]
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Outstanding warrants beginning	1.37
Outstanding weighted average exercise price beginning (in Euro per share)	€ 3,456,500
Outstanding potential shares from exercise of warrants beginning	1.37
December 2021 [Member]
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Outstanding warrants ending	1.53
Outstanding weighted average exercise price ending (in Euro per share)	€ 8,917,625
Outstanding potential shares from exercise of warrants ending	1.53
December 2021 [Member]
Share-based payments (Details) - Schedule of outstanding warrants and their exercise price [Line Items]
Outstanding warrants exercisable	2.08
Outstanding weighted average exercise price exercisable (in Euro per share)	€ 3,093,499
Outstanding potential shares from exercise of warrants exercisable	2.08